Note 17 - Commitments, Contingencies, and Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Commitments, Contingencies, and Obligations

Note 12. Commitments, Contingencies and Obligations

San Mateo Creek Basin, New Mexico

In July 2018, the EPA informed Hecla Limited that it and several other potentially responsible parties (“PRPs”) may be liable for cleanup of the San Mateo Creek Basin (“SMCB”), which is an approximately 321 square mile area in New Mexico that contains numerous legacy uranium mines and mills. At the time, the EPA stated it had incurred approximately $9.6 million in response costs. Also, in May, 2022, and August 2024, Hecla Limited received a letter from a PRP notifying Hecla Limited that other PRPs may seek cost recovery and contribution from Hecla Limited under CERCLA for certain investigatory work performed by the PRPs at the SMCB site. Hecla Limited cannot with reasonable certainty estimate the amount or range of liability, if any, relating to this matter because of, among other reasons, the lack of information concerning the site, including the relative contributions of contamination by the various PRPs.

Carpenter Snow Creek and Barker-Hughesville Sites in Montana

In July 2010, the EPA made a formal request to Hecla for information regarding the Carpenter Snow Creek Superfund site located in Cascade County, Montana. The Carpenter Snow Creek site is located in a historical mining district, and in the early 1980s Hecla Limited leased 6 mining claims and performed limited exploration activities at the site. Hecla Limited terminated the mining lease in 1988.

In June 2011, the EPA informed Hecla Limited that it believes Hecla Limited, and several other PRPs, may be liable for cleanup of the site or for costs incurred by the EPA in cleaning up the site. The EPA stated in the letter that it has incurred approximately $4.5 million in response costs and estimated that total remediation costs may exceed $100 million. Hecla Limited cannot with reasonable certainty estimate the amount or range of liability, if any, relating to this matter because of, among other reasons, the lack of information concerning the site, including the relative contributions of contamination by various other PRPs.

In February 2017, the EPA made a formal request to Hecla for information regarding the Barker-Hughesville Mining District Superfund site located in Judith Basin and Cascade Counties, Montana. Hecla Limited submitted a response in April 2017. The Barker-Hughesville site is located in a historic mining district, and between approximately June and December 1983, Hecla Limited was party to an agreement with another mining company under which limited exploration activities occurred at or near the site.

In August 2018, the EPA informed Hecla Limited that it and several other PRPs may be liable for cleanup of the site or for costs incurred by the EPA in cleaning up the site. The EPA did not include an amount of its alleged response costs to date. Hecla Limited cannot with reasonable certainty estimate the amount or range of liability, if any, relating to this matter because of, among other reasons, the lack of information concerning past or anticipated future costs at the site and the relative contributions of contamination by various other PRPs.

Contingencies Relating to former Casa Berardi Segment

In May 2023, the wall of an impoundment dam (HM3) storing mixed waste material (i.e. clay, till, and rock, but not tailings or other deleterious materials) stripped during open pit mining at Casa Berardi experienced a slip resulting in the waste material being mobilized downstream. The incident was investigated by the Quebec Ministry of Environment, Fight Against Climate Change, Wildlife and Parks.

As disclosed in Note 2, the sale of our subsidiary that owns the Casa Berardi segment to Orezone Gold Corporation ("Orezone") has been completed. Under the terms of the sale, we have agreed to reimburse Orezone for any financial penalties, fines, charges, surcharges or other amounts payable as a result of the HM3 incident described above, excluding any remediation, closure or similar work at HM3 or any costs associated therewith. We are not liable for any portion of such penalties resulting from actions taken at Casa Berardi after closing. Another term of the transaction provides Orezone with a set-off right to reduce future deferred cash payments owed to us if the financial assurance required under Casa Berardi’s updated closure plan exceeds $150 million. Specifically, Orezone may reduce such future payments by 50% of any amount by which the required financial assurance exceeds $150 million, excluding amounts arising from the mine's post-closing actions that increase the closure scope beyond what was contemplated at the time of sale.

Debt

See Note 8 for information on the commitments related to our debt arrangements as of March 31, 2026.

Other Commitments

Our contractual obligations as of March 31, 2026 included open purchase orders and commitments of $8.0 million, $8.7 million and $5.0 million, for various capital and non-capital items at Greens Creek, Lucky Friday, and Keno Hill, respectively. We also have total commitments of $4.3 million relating to scheduled payments on finance leases, including interest, primarily for equipment at our Greens Creek, Lucky Friday, and Keno Hill units, and total commitments of $23.7 million relating to payments on operating leases (see Note 8 for more information). As part of our ongoing business and operations, we are required to provide surety bonds, bank letters of credit, and restricted deposits for various purposes, including financial support for environmental reclamation obligations and workers compensation programs. As of March 31, 2026, we had surety bonds totaling $227.3 million and letters of credit totaling $8.0 million in place as financial support for future reclamation and closure costs, self-insurance, and employee benefit plans. The obligations associated with these instruments are generally related to performance requirements that we address through ongoing operations. As the requirements are met, the beneficiary of the associated instruments cancels or returns the instrument to the issuing entity. Certain of these instruments are associated with operating sites with long-lived assets and will remain outstanding until closure of the sites. We believe we are in compliance with all applicable bonding requirements and will be able to satisfy future bonding requirements as they arise.

Other Contingencies

We also have certain other contingencies resulting from litigation, claims, EPA investigations, and other commitments and are subject to a variety of environmental and safety laws and regulations incident to the ordinary course of business, including two active lawsuits in federal courts in Idaho and Alaska, respectively, involving labor and employment matters. We currently have no basis to conclude that any or all of such contingencies will materially affect our financial position, results of operations or cash flows. However, in the future, there may be changes to these contingencies, or additional contingencies may occur, any of which might result in an accrual or a change in current accruals recorded by us, and there can be no assurance that their ultimate disposition will not have a material adverse effect on our financial position, results of operations or cash flows.

Note 17: Commitments, Contingencies, and Obligations

San Mateo Creek Basin, New Mexico

In July 2018, the EPA informed Hecla Limited that it and several other potentially responsible parties (“PRPs”) may be liable for cleanup of the San Mateo Creek Basin (“SMCB”), which is an approximately 321 square mile area in New Mexico that contains numerous legacy uranium mines and mills. At the time, the EPA stated it had incurred approximately $9.6 million in response costs. Also, in May, 2022, and August, 2024, Hecla Limited received a letter from a PRP notifying Hecla Limited that other PRPs may seek cost recovery and contribution from Hecla Limited under CERCLA for certain investigatory work performed by the PRPs at the SMCB site. Hecla Limited cannot with reasonable certainty estimate the amount or range of liability, if any, relating to this matter because of, among other reasons, the lack of information concerning the site, including the relative contributions of contamination by the various PRPs.

Carpenter Snow Creek and Barker-Hughesville Sites in Montana

In July 2010, the EPA made a formal request to Hecla for information regarding the Carpenter Snow Creek Superfund site located in Cascade County, Montana. The Carpenter Snow Creek site is located in a historical mining district, and in the early 1980s Hecla Limited leased 6 mining claims and performed limited exploration activities at the site. Hecla Limited terminated the mining lease in 1988.

In June 2011, the EPA informed Hecla Limited that it believes Hecla Limited, and several other PRPs, may be liable for cleanup of the site or for costs incurred by the EPA in cleaning up the site. The EPA stated in the letter that it has incurred approximately $4.5 million in response costs and estimated that total remediation costs may exceed $100 million. Hecla Limited cannot with reasonable certainty estimate the amount or range of liability, if any, relating to this matter because of, among other reasons, the lack of information concerning the site, including the relative contributions of contamination by various other PRPs.

In February 2017, the EPA made a formal request to Hecla for information regarding the Barker-Hughesville Mining District Superfund site located in Judith Basin and Cascade Counties, Montana. Hecla Limited submitted a response in April 2017. The Barker-Hughesville site is located in a historic mining district, and between approximately June and December 1983, Hecla Limited was party to an agreement with another mining company under which limited exploration activities occurred at or near the site.

In August 2018, the EPA informed Hecla Limited that it and several other PRPs may be liable for cleanup of the site or for costs incurred by the EPA in cleaning up the site. The EPA did not include an amount of its alleged response costs to date. Hecla Limited cannot with reasonable certainty estimate the amount or range of liability, if any, relating to this matter because of, among other reasons, the lack of information concerning past or anticipated future costs at the site and the relative contributions of contamination by various other PRPs.

Contingencies Relating to former Casa Berardi Segment

In May 2023, the wall of an impoundment dam (HM3) storing mixed waste material (i.e. clay, till, and rock, but not tailings or other deleterious materials) stripped during open pit mining at our former Casa Berardi mine experienced a slip resulting in the waste material being mobilized downstream. The incident was investigated by the Quebec Ministry of Environment, Fight Against Climate Change, Wildlife and Parks.

Under the terms of our sale of Hecla Quebec to Orezone, we have agreed to reimburse Orezone for any financial penalties, fines, charges, surcharges, or other amounts payable as a result of the HM3 incident described above, excluding any remediation, closure or similar work at HM3 or any costs associated therewith. We are not liable for any portion of such penalties resulting from actions taken at Casa Berardi after closing. Another term of the transaction provides Orezone with a set-off right to reduce future deferred cash payments owed to us if the financial assurance required under Casa Berardi’s updated closure plan exceeds $150 million. Specifically, Orezone may reduce such future payments by 50% of any amount by which the required financial assurance exceeds $150 million, excluding amounts arising from the mine's post-closing actions that increase the closure scope beyond what was contemplated at the time of sale.

Debt

See Note 10 for information on the commitments related to our debt arrangements as of December 31, 2025.

Other Commitments

Our contractual obligations as of December 31, 2025 included open purchase orders and commitments of $6.1 million, $7.1 million, and $6.8 million for various capital and non-capital items at Greens Creek, Lucky Friday, Keno Hill, respectively. We also have total commitments of $5.7 million relating to scheduled payments on finance leases, including interest, primarily for equipment at our Greens Creek, Lucky Friday, and Keno Hill units, and total commitments of $9.3 million relating to payments on operating leases (see Note 10 for more information). As part of our ongoing business and operations, we are required to provide surety bonds, bank letters of credit, and restricted deposits for various purposes, including financial support for environmental reclamation obligations and workers compensation programs. As of December 31, 2025, we had surety bonds totaling $206.3 million and letters of credit totaling $6.7 million in place as financial support for future reclamation and closure costs, self-insurance, and employee benefit plans. The obligations associated with these instruments are generally related to performance requirements that we address through ongoing operations. As the requirements are met, the beneficiary of the associated instruments cancels or returns the instrument to the issuing entity. Certain of these instruments are associated with operating sites with long-lived assets and will remain outstanding until closure of the sites. We believe we are in compliance with all applicable bonding requirements and will be able to satisfy future bonding requirements as they arise.

Other Contingencies

We also have certain other contingencies resulting from litigation, claims, EPA investigations, and other commitments and are subject to a variety of environmental and safety laws and regulations incident to the ordinary course of business, including two active lawsuits in federal courts in Idaho and Alaska, respectively, involving labor and employment matters. We currently have no basis to conclude that any or all of such contingencies will materially affect our financial position, results of operations or cash flows. However, in the future, there may be changes to these contingencies, or additional contingencies may occur, any of which might result in an accrual or a change in current accruals recorded by us, and there can be no assurance that their ultimate disposition will not have a material adverse effect on our financial position, results of operations or cash flows.